GOODWILL (Details Narrative) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Disclosure Goodwill Abstract
Goodwill	$ 140	$ 43,464	$ 43,324	$ 43,324	$ 43,324	$ 43,324
Consideration paid	28,738
Fair value of identifiable assets acquired	$ 28,598
Discount rate applied to cash flow projections				20.50%			20.00%